Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Information

A segment is a component of an enterprise whose operating results are regularly reviewed by the enterprise’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available.
Operating income is the primary measure that is reported to the chief operating decision maker for purposes of allocating resources to the segments and assessing their performance. Operating income at the segment level does not include: corporate general and administrative expenses that are not allocated to segments; intersegment sales and profit eliminations; charges related to specific strategic initiatives such as the consolidation of operations; restructuring activities, including employee separation costs resulting from personnel reduction programs, plant closure and phase-out costs; executive separation agreements; share-based compensation costs; asset impairments; environmental remediation costs and other liabilities for facilities no longer owned or closed in prior years; gains and losses on the divestiture of joint ventures and equity investments; actuarial gains and losses associated with our pension and other post-retirement benefit plans; discontinued operations; and certain other items that are not included in the measure of segment profit or loss that is reported to and reviewed by the chief operating decision maker. These costs are included in Corporate and eliminations.
Segment assets are primarily customer receivables, inventories, net property, plant and equipment, and goodwill. Intersegment sales are generally accounted for at prices that approximate those for similar transactions with unaffiliated customers. Corporate and eliminations includes cash, retained assets and liabilities of discontinued operations, and other unallocated corporate assets and liabilities. The accounting policies of each segment are consistent with those described in Note 1, Description of Business and Summary of Significant Accounting Policies.
As a result of the announced sale of our Resin Business on March 25, 2013, this business has been removed from the Performance Products and Solutions segment and classified its assets and liabilities as held-for-sale and classified its operating results, net of income taxes, as discontinued operations for all periods presented. Additionally, our Specialty Coatings business, which was previously included in the Performance Products and Solutions segment, is now included within the Global Color, Additives and Inks segment.
The following is a description of each of our four reportable segments and SunBelt, a previously reportable segment that was sold on February 28, 2011.
Global Specialty Engineered Materials
Global Specialty Engineered Materials is a leading provider of custom plastic formulations, compounding services and solutions for processors of thermoplastic materials across a wide variety of markets and end-use applications. Our product portfolio, which we believe to be one of the most diverse in our industry, includes standard and custom formulated high-performance polymer compounds that are manufactured using thermoplastic compounds and elastomers, which are then combined with advanced polymer additive, reinforcement, filler, colorant and/or biomaterial technologies. Our compounding expertise enables us to expand the performance range and structural properties of traditional engineering-grade thermoplastic resins. Global Specialty Engineered Materials has plants, sales and service facilities located throughout North America, Europe, Asia and South America. Our product development and application reach is further enhanced by the capabilities of our Engineered Materials Solutions Centers in the United States, Germany, and China, which produce and evaluate prototype and sample parts to help assess end-use performance and guide product development. Our manufacturing capabilities are targeted at meeting our customers’ demand for speed, flexibility and critical quality.
On December 19, 2012, the Company acquired Glasforms, a leading manufacturer of glass and carbon fiber reinforced polymers and advanced composite products. Glasforms results are included within the Global Specialty Engineered Materials segment from the date of the acquisition.
Global Color, Additives and Inks
Global Color, Additives and Inks is a leading provider of specialized custom color and additive concentrates in solid and liquid form for thermoplastics, dispersions for thermosets, as well as specialty inks, plastisols and vinyl slush molding solutions. Color and additive solutions include an innovative array of colors, special effects and performance-enhancing and eco-friendly solutions. When combined with a base resin, our solutions help customers achieve differentiated specialized colors and effects targeted at the demands of today’s highly design-oriented consumer and industrial end markets. Our additive concentrates encompass a wide variety of performance and process enhancing characteristics and are commonly categorized by the function that they perform, such as UV stabilization, anti-static, chemical blowing, antioxidant and lubricant, and processing enhancement. Our colorant and additives concentrates are used in a broad range of plastics, including those used in medical and pharmaceutical devices, food packaging, personal care and cosmetics, transportation, building products, and wire and cable markets. We also provide custom-formulated liquid systems that meet a variety of customer needs and chemistries, including vinyl, natural rubber and latex, polyurethane and silicone. Products include proprietary inks and latexes for diversified markets including recreational and athletic apparel, construction and filtration, outdoor furniture and healthcare. Our liquid polymer coatings and additives are largely based on vinyl and are used in a variety of markets including building and construction, consumer, healthcare, industrial, packaging, textiles, appliances, transportation, and wire and cable. Global Color, Additives and Inks has plants, sales and service facilities located throughout North America, Europe, Asia and South America.
On December 21, 2011, the Company completed the acquisition of all of the outstanding equity interests of ColorMatrix for $486.1 million, net of cash acquired. ColorMatrix is highly specialized developer and manufacturer of performance enhancing additives, liquid colorants, and fluoropolymer and silicone colorants. On October 1, 2010, we acquired Polimaster, further extending our global capabilities to South America. Finally, prior to the disposition on November 30, 2010, we had a 50% interest in BayOne, a joint venture between PolyOne and Bayer Corporation, which sells liquid polyurethane systems into many of the same markets. The equity earnings from BayOne are included in Global Color, Additives and Inks’ results.
Performance Products and Solutions
Performance Products and Solutions includes our industry leading Geon Performance Materials business unit. This business offers an array of products and services for vinyl molding and extrusion processors in North America and Asia, although the Geon name carries strong brand recognition globally. Geon Performance Materials' products are sold to manufacturers of plastic parts and consumer-oriented products. We also offer a wide range of services including materials testing and component analysis, custom compound development, colorant and additive services, design assistance, structural analysis, process simulations and extruder screw design. Vinyl is utilized across a broad range of applications in building and construction, wire and cable, consumer and recreation, transportation, packaging and healthcare. This segment also includes our Producer Services business unit, which offers contract manufacturing services to resin producers and polymer marketers. As a strategic and integrated supply chain partner, Producer Services offers resin producers a way to develop custom products for niche markets by using our process technology expertise and multiple manufacturing platforms.
PolyOne Distribution
Our PolyOne Distribution business distributes more than 3,500 grades of engineering and commodity grade resins, including PolyOne-produced compounds, to the North American, South America and Asia markets. These products are sold to over 6,000 custom injection molders and extruders who, in turn, convert them into plastic parts that are sold to end-users in a wide range of industries. Representing over 20 major suppliers, we offer our customers a broad product portfolio, just-in-time delivery from multiple stocking locations and local technical support.
Financial information by reportable segment is as follows:

Year Ended December 31, 2012 (In millions)	Sales to External Customers	Intersegment Sales	Total Sales	Operating Income	Depreciation and Amortization (1)	Capital Expenditures (1a)	Total Assets
Global Specialty Engineered Materials	$504.9	$38.7	$543.6	$47.0	$14.3	$12.9	$396.6
Global Color, Additives and Inks	776.1	2.1	778.2	75.3	32.9	28.2	901.7
Performance Products and Solutions	554.9	75.4	630.3	38.8	13.7	4.6	205.4
PolyOne Distribution	1,024.9	5.4	1,030.3	66.0	0.7	0.6	212.9
Corporate and eliminations	—	(121.6)	(121.6)	(89.6)	4.2	8.5	411.4
Total	$2,860.8	$—	$2,860.8	$137.5	$65.8	$54.8	$2,128.0
(1) Excludes $4.0 million of depreciation expense associated with the Resin Business.
(1a) Excludes $2.6 million of capital expenditures associated with the Resin Business.

Year Ended December 31, 2011 (In millions)	Sales to External Customers	Intersegment Sales	Total Sales	Operating Income	Depreciation and Amortization (2)	Capital Expenditures (2a)	Total Assets
Global Specialty Engineered Materials	$540.2	$34.9	$575.1	$45.9	$14.8	$9.2	$349.7
Global Color, Additives and Inks	615.0	2.7	617.7	50.2	19.6	14.9	927.1
Performance Products and Solutions	562.1	77.0	639.1	27.7	15.0	12.7	222.5
PolyOne Distribution	992.1	4.4	996.5	56.0	0.7	0.2	183.5
Corporate and eliminations	—	(119.0)	(119.0)	23.2	3.1	13.4	395.3
Total	$2,709.4	$—	$2,709.4	$203.0	$53.2	$50.4	$2,078.1
(2) Excludes $4.3 million of depreciation expense associated with the Resin Business.
(2a) Excludes $3.7 million of capital expenditures associated with the Resin Business.

Year Ended December 31, 2010 (In millions)	Sales to External Customers	Intersegment Sales	Total Sales	Operating Income	Depreciation and Amortization (3)	Capital Expenditures (3a)	Total Assets
Global Specialty Engineered Materials	$485.2	$32.2	$517.4	$49.7	$13.6	$7.4	$346.3
Global Color, Additives and Inks	588.5	3.3	591.8	42.5	16.7	17.2	355.6
Performance Products and Solutions	524.0	72.5	596.5	32.8	14.5	6.5	224.1
PolyOne Distribution	908.5	3.4	911.9	42.0	1.2	0.3	159.8
Corporate and eliminations	—	(111.4)	(111.4)	(7.8)	4.7	5.9	586.1
Total	$2,506.2	$—	$2,506.2	$159.2	$50.7	$37.3	$1,671.9
(3) Excludes $4.5 million of depreciation expense associated with the Resin Business.
(3a) Excludes $2.2 million of capital expenditures associated with the Resin Business.

Earnings of equity affiliates are included in the related segment’s operating income and the investment in equity affiliates is included in the related segment’s assets. Gains and losses related to divestiture of equity investments are reflected in Corporate and eliminations. Amounts related to equity affiliates are as follows:

(In millions)	2012	2011	2010
Global Color, Additives and Inks	$—	$—	$2.6
Corporate and eliminations	23.4	152.0	39.4
Total	$23.4	$152.0	$42.0

Our sales are primarily to customers in the United States, Europe, Canada, Mexico, South America and Asia, and the majority of our assets are located in these same geographic areas. Following is a summary of sales and long-lived assets based on the geographic areas where the sales originated and where the assets are located:

(In millions)	2012	2011	2010
Net sales:
United States	$1,724.1	$1,628.3	$1,572.0
Europe	488.1	491.3	454.5
Canada	248.1	248.7	214.6
Asia	221.2	196.3	190.8
Mexico	103.2	91.3	59.1
South America	37.5	42.2	1.6
Other	38.6	11.3	13.6
Long-lived assets:
United States	$240.9	$235.2	$214.4
Europe	82.2	86.9	88.3
Canada	5.7	5.9	5.5
Asia	45.1	39.3	38.5
South America	8.4	4.6	1.6
Other	3.5	2.7	2.7